Earnings (loss) per share - Disclosure of Numerator of Basic EPS Calculation Adjusted to Allocate Undistributed Earnings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net income (loss) attributable to Owners of the Parent	R$ (1,358,813)	R$ 854,071	R$ 803,232
Numerator of basic and diluted EPS	R$ (1,358,813)	R$ 854,071	R$ 803,232